General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2023
General and Administrative Expenses [Abstract]
Summary Of Detailed Information About General And Administrative Expenses	General and administrative expenses

(in €‘000)	2023	2022	2021
Employee benefits expenses	42,796	65,089	105,025
Depreciation of property, plant and equipment	257	185	206
Depreciation of right-of-use assets	5,949	5,676	3,175
Amortization of intangible assets	723	577	97
IT costs	4,037	3,307	1,625
Housing and facility costs	764	490	337
Travelling costs	942	398	7
Legal, accounting and consulting fees	32,908	73,867	208,945
Insurance costs	4,276	7,164	397
Other costs	6,305	7,891	9,483
Share-based payment expenses - SPAC Transaction	—	158,714	—
Total	98,957	323,358	329,297